Advisor Classes


KINETICS MUTUAL FUNDS, INC.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

                                                                   June 25, 2003
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                           Supplement to Prospectus
                   Dated May 1, 2003 and revised May 14, 2003


                        The Internet Fund Advisor Class A

On page 9 under the "Average Annual Total Returns as of 12/31/2002" heading, change the ticker symbol (WWWFX) to (KINAX).


                        The Paradigm Fund Advisor Class A

On page 22 under the "Average Annual Total Returns as of 12/31/2002" heading, change the ticker symbol (WWNPX) to (KNPAX).

                        The Medical Fund Advisor Class A

On page 28 under the "Average Annual Total Returns as of 12/31/2002" heading, change the ticker symbol (MEDRX) to (KRXAX).


                The Small Cap Opportunities Fund Advisor Class A

On page 34 under the "Average Annual Total Returns as of 12/31/2002" heading, change the ticker symbol (KSCOX) to (KSOAX).


               Please retain this Supplement with your Prospectus.